Litigations - Contingencies assets (Details) R$ in Millions, $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2020 USD ($)	Aug. 31, 2020 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2010
VBG
Contingent assets
Ownership interest in subsidiary (as a percent)							51.00%
BSG Resource Limited
Contingent assets
Amount due from income tax refund, including estimated interest			$ 2,000
Compulsory loan
Contingent assets
Amount requested for payment	$ 55		$ 35
Damages sought | R$		R$ 301		R$ 198
Tax Litigation in Canada
Contingent assets
Additional amount related to interest					$ 15	$ 21
Addition gain					177	242
Tax refund recognized					$ 162	$ 221